Earnings Per Common Share	12 Months Ended
Dec. 31, 2013
EARNINGS PER COMMON SHARE [Abstract]
EARNINGS PER COMMON SHARE
NOTE 21: EARNINGS PER COMMON SHARE

(Loss)/earnings per share are calculated by dividing net (loss)/income by the average number of shares of Navios Holdings outstanding during the period.
For the year ended December 31, 2013, 2,649,796 potential common shares and 8,479,000 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share), and are therefore excluded from the calculation of diluted net income per share.

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Numerator:
Net (loss)/income attributable to Navios Holdings common stockholders	$ (109,063)	$ 175,485	$ 40,811
Less:
Dividend on Preferred Stock and on unvested restricted shares	(1,927)	(1,705)	(1,696)
(Loss)/income available to Navios Holdings common stockholders, basic	(110,990)	173,780	39,115
Plus:
Dividend on Preferred Stock and on unvested restricted shares	—	1,705	1,696
(Loss)/income available to Navios Holdings common stockholders,diluted	$ (110,990)	$ 175,485	$ 40,811

Denominator:
Denominator for basic net income per share attributable to Navios Holdings stockholders — weighted average shares	101,854,415	101,232,720	100,926,448
Dilutive potential common shares — weighted average restricted stock and restricted units	—	1,322,038	918,204
Convertible preferred stock and convertible debt	—	8,479,000	8,479,000
Dilutive effect of securities	—	9,801,038	9,397,204
Denominator for diluted net income per share attributable to Navios Holdings stockholders — adjusted weighted shares and assumed conversions	101,854,415	111,033,758	110,323,652
Basic net (loss)/income per share attributable to Navios Holdings stockholders	$ (1.09)	$ 1.72	$ 0.39
Diluted net (loss)/income per share attributable to Navios Holdings stockholders	$ (1.09)	$ 1.58	$ 0.37